Acquisitions and Divestitures - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Net gain from dispositions of assets and businesses	$ 261	$ 0	$ 0
Net gain from dispositions of assets and businesses	$ (94)	$ 0	$ 1,774